Filed Pursuant to Rule 497(e)
Registration No. 333-07305
1940 Act File No. 811-07685

FRONTIER FUNDS, INC.

Frontier MFG Select Infrastructure Fund

Institutional Class Shares (FMSIX)

Service Class Shares (FMSSX)

Supplement dated August 24, 2023

to the Statement of Additional Information dated October 31, 2022, as supplemented

The Frontier MFG Select Infrastructure Fund (the “Fund”), a series of Frontier Funds, Inc. (the “Company”), has been liquidated effective August 23, 2023. Accordingly, all references to the Fund in the Company’s Statement of Additional Information are hereby eliminated.

Please retain this Supplement for future reference.